UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA			50266-5997
(Address of principal executive offices)			(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515/225-5400

Date of fiscal year end:	July 31, 2005

Date of reporting period:	July 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.     Reports to Stockholders.

EquiTrust Money
Market Fund, Inc.

Annual Report
July 31, 2005

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

www.equitrust.com

737-128(05)

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access
now available
at www.equitrust.com

PRESIDENT'S LETTER

Dear Shareholder:

The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee ("FOMC"). The FOMC meets several times throughout the year to determine the target Federal Funds rate, or overnight lending rates between banks. These rates have been raised at a measured pace at the last ten meetings to 3.50% as of the August 9th meeting. The FOMC believes that although aggregate spending has strengthened, core inflation has been historically low and long-term inflation expectations remain "well contained." The FOMC continues to voice concerns about the low impact higher fuel prices have had on consumer spending. In theory, continued increases will slow spending to keep the economy in check. Federal Reserve Chairman Alan Greenspan's "conundrum" continues, however, as the difference between the 2-year Treasury bill and the 10-year Treasury note is less than 30 basis points (0.30%). Historically, a yield curve becomes flat or inverted before a peak in the rate cycle. The market continues to anticipate rate increases throughout the rest of 2005 for a Federal Funds target rate of 4.25% expected by year-end.

Money market funds play an important role in any portfolio, and even more so when short-term interest rates are rising. Investors participate in upward moves in rates immediately due to the short maturities of the investments. They offer a safe and liquid haven for short-term investments and emergency cash reserves. The liquidity of money market funds also allows an investor the opportunity to transfer into a portfolio of stock and bond funds using dollar cost averaging techniques. The draft-writing privilege of the EquiTrust Money Market Fund, Inc. (the "Fund") is an additional enhancement to the preservation of capital and liquidity we strive for.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and maintain that investment. Thank you for your continued support of the Fund.

Craig A. Lang

President

August 24, 2005

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

  Past performance is not a guarantee of future results.

Expense Example:

As a shareholder of the Fund, you incur ongoing costs, including management fees and Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2005 and held until July 31, 2005.

Actual Expenses –

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges shareholders with certain retirement and savings accounts an annual fee of $10 per year for fiduciary expenses. These shareholders should reduce their ending account value and increase their expenses by the amount of the annual fee ($5 for a one-half year period) to estimate total ongoing expenses.

EquiTrust Money Market Fund

	Beginning Account Value 2/1/2005	Ending Account Value 7/31/2005	Expenses Paid During Period* 2/1/2005 - 7/31/2005
Actual	$1,000	$1,006.35	$7.25
Hypothetical (5% return before expenses)	$1,000	$1,017.78	$7.29

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 179 days and divided by 364 to reflect the one-half year period.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005

ASSETS
Investments in securities, at value (equivalent to amortized cost)	$15,724,128
Cash	198,189
Receivables:
Accrued interest	6,938
Fund shares sold	104,080
Prepaid expenses and other assets	1,997
Total Assets	16,035,332
LIABILITIES
Payable to EquiTrust Investment Management Services, Inc.	11,473
Accrued expenses	16,632
Payable for fund shares redeemed	98,218
Total Liabilities	126,323
NET ASSETS	$15,909,009
ANALYSIS OF NET ASSETS
Capital stock (500,000,000 shares authorized, $0.001 par value)	$15,909
Paid-in capital	15,893,100
NET ASSETS	$15,909,009
Shares issued and outstanding as of July 31, 2005	15,909,009
NET ASSET VALUE PER SHARE	$1.000

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS

For Year Ended July 31, 2005

INVESTMENT INCOME
Interest	$379,841
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
Investment advisory and management fees	42,118
Shareholder service, transfer and dividend disbursing agent fees	60,796
Accounting fees	8,424
Custodian fees	50,453
Professional fees	22,244
Directors' fees and expenses	22,573
Reports to shareholders	26,267
Registration fees	18,007
Miscellaneous	4,264
Total Expenses	255,146
Waiver of fees	(30,152)
Fees paid indirectly	(465)
Net Expenses	224,529
Net Increase in Net Assets Resulting from Operations	$155,312

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2005	2004
OPERATIONS
Net investment income	$155,312	$45,599
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(155,312)	(45,599)
CAPITAL SHARE TRANSACTIONS	(1,184,656)	(1,419,973)
Total Decrease in Net Assets	(1,184,656)	(1,419,973)
NET ASSETS
Beginning of year	17,093,665	18,513,638
End of year	$15,909,009	$17,093,665

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2005

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (98.84%)
COMMERCIAL PAPER (17.13%)
FOOD AND KINDRED PRODUCTS (4.71%)
Coca-Cola Enterprises, due 08/01/05	3.104%	$750,000	$749,871
NONDEPOSITORY INSTITUTIONS (9.90%)
American Express Credit Corp., 3.31%, due 08/15/05	3.305	450,000	450,000
American General Finance Corp., 3.16%, due 08/03/05	3.165	725,000	725,000
General Electric Capital Corp., 3.58%, due 10/24/05	3.582	400,000	400,000
			1,575,000
PETROLEUM AND COAL PRODUCTS (2.52%)
Chevron Corp., 3.26%, due 08/22/05	3.256	400,000	400,000
Total Commercial Paper (Cost $2,724,871)			2,724,871
UNITED STATES GOVERNMENT AGENCIES (81.71%)
Federal Home Loan Bank, due 08/05/05	3.190	500,000	499,738
Federal Home Loan Bank, due 08/10/05	3.238	450,000	449,561
Federal Home Loan Bank, due 08/12/05	3.188	450,000	449,490
Federal Home Loan Bank, due 08/17/05	3.216	450,000	449,287
Federal Home Loan Bank, due 08/19/05	3.221	500,000	499,119
Federal Home Loan Bank, due 08/26/05	3.255	400,000	399,039
Federal Home Loan Bank, due 09/02/05	3.237	425,000	423,723
Federal Home Loan Bank, due 09/07/05	3.240	500,000	498,275
Federal Home Loan Bank, due 09/09/05	3.261	600,000	597,810
Federal Home Loan Bank, due 09/14/05	3.315	400,000	398,336
Federal Home Loan Mortgage Corp., due 08/09/05	3.149	600,000	599,483
Federal Home Loan Mortgage Corp., due 09/06/05	3.230	400,000	398,660
Federal Home Loan Mortgage Corp., due 09/13/05	3.329	900,000	896,321
Federal Home Loan Mortgage Corp., due 09/20/05	3.352	450,000	447,861
Federal Home Loan Mortgage Corp., due 10/04/05	3.434	500,000	496,915
Federal Home Loan Mortgage Corp., due 10/11/05	3.462	900,000	893,811
Federal Home Loan Mortgage Corp., due 10/18/05	3.498	400,000	396,957
Federal National Mortgage Assoc., due 08/08/05	3.207	500,000	499,605
Federal National Mortgage Assoc., due 08/24/05	3.188	350,000	349,237
Federal National Mortgage Assoc., due 08/31/05	3.227	600,000	598,307
Federal National Mortgage Assoc., due 09/12/05	3.291	450,000	448,222
Federal National Mortgage Assoc., due 09/21/05	3.371	375,000	373,173
Federal National Mortgage Assoc., due 09/27/05	3.417	300,000	298,352
Federal National Mortgage Assoc., due 10/05/05	3.433	400,000	397,495
Federal National Mortgage Assoc., due 10/12/05	3.516	400,000	397,169

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value
Federal National Mortgage Assoc., due 10/19/05	3.518%	$400,000	$396,902
Federal National Mortgage Assoc., due 10/21/05	3.537	450,000	446,409
Total United States Government Agencies (Cost $12,999,257)			12,999,257
Total Short-Term Investments (Cost $15,724,128)			15,724,128
OTHER ASSETS LESS LIABILITIES (1.16%)
Cash, receivables, prepaid expense and other assets, less liabilities			184,881
Total Net Assets (100.00%) (Cost $15,909,009)			$15,909,009

See accompanying notes.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS

July 31, 2005

1.  Significant Accounting Policies

Organization

EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company or mutual fund.

Security Valuation

The Fund values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

Income and Investment Transactions

The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

Distributions to Shareholders

All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund's organizational documents, its present and past officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. At the discretion of the board of directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

2.  Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

At July 31, 2005, the components of net assets on a tax basis were the same for financial reporting purposes.

3.  Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge of $9.03; and (3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

Beginning in 2002, EquiTrust Investment voluntarily waived investment advisory and management fees. This fee waiver was terminated on November 24, 2004. Furthermore, in 2003, EquiTrust Investment began waiving transfer agent fees. This fee waiver was terminated on October 22, 2004. The fees waived totaled $13,825 and $16,327, respectively, for the year ended July 31, 2005.

EquiTrust Investment has also agreed to reimburse the Fund annually for its total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2005, FBL Financial Group, Inc. and its affiliated companies owned 1,825,500 shares (11.47%) of the Fund.

4.  Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Fund's cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement. A corresponding adjustment was made to fees paid indirectly in the statement of operations.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)

5.  Capital Share Transactions

Transactions in Capital stock were as follows:

	Year Ended July 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	75,387,045	$75,387,045	70,475,122	$70,475,122
Shares issued in reinvestment of dividends and distributions	154,173	154,173	45,105	45,105
Shares redeemed	(76,725,874)	(76,725,874)	(71,940,200)	(71,940,200)
Net Decrease	(1,184,656)	$(1,184,656)	(1,419,973)	$(1,419,973)

6.  Dividends to Shareholders

Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2005 were paid as follows:

Payable Date
August 31, 2004	$0.0004
September 30, 2004	0.0005
October 29, 2004	0.0006
November 30, 2004	0.0005
December 31, 2004	0.0004
January 31, 2005	0.0006
February 28, 2005	0.0006
March 31, 2005	0.0009
April 29, 2005	0.0009
May 31, 2005	0.0012
June 30, 2005	0.0013
July 29, 2005	0.0014
Total Dividends Per Share	$0.0093

The tax character of dividends to shareholders during the year ended July 31, 2005 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations:
Net investment income	0.009	0.003	0.002	0.010	0.043
Total from investment operations	0.009	0.003	0.002	0.010	0.043
Less Distributions:
Dividends (from net investment income)	(0.009)	(0.003)	(0.002)	(0.010)	(0.043)
Total distributions	(0.009)	(0.003)	(0.002)	(0.010)	(0.043)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return:
Total investment return based on net asset value (1)	0.93%	0.25%	0.22%	1.04%	4.40%
Ratios/Supplemental Data:
Net assets, end of year ($000's omitted)	$15,909	$17,094	$18,514	$24,669	$29,123
Ratio of total expenses to average net assets	1.50%	1.42%	1.55%	1.12%	1.20%
Ratio of net expenses to average net assets	1.32%	0.77%	1.12%	1.10%	1.17%
Ratio of net investment income to average net assets	0.91%	0.25%	0.22%	1.07%	4.36%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the year.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
EquiTrust Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
August 31, 2005

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons(2)

Craig A. Lang (54)	President and Director	Since 2002	Dairy Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation and other affiliates of the foregoing; Director, Western Agricultural Insurance Company and other affiliates of the foregoing; President and Trustee, EquiTrust Variable Insurance Series Fund; Member, Growmark, Inc. Coordinating Committee and American Farm Bureau Federation Board of Directors; past member, Cattlemens Beef Board.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc. (Newton, Iowa); Director, Iowa Economic Development Board (Des Moines, Iowa)

William J. Oddy (61)	Vice President and Director	Since 1981	Chief Executive Officer and Management Director, FBL Financial Group, Inc.; Chief Executive Officer, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Director, EquiTrust Life Insurance Company and other affiliates of the foregoing, and RIK, Inc.; Chief Executive Officer and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer and Director, EquiTrust Investment Management Services, Inc.; Vice President and Trustee, EquiTrust Variable Insurance Series Fund; Vice President and Director, EquiTrust Series Fund, Inc.; President and Director, FBL Real Estate Ventures, Ltd.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, and Director, EquiTrust Life Insurance Company Inc.

James W. Noyce (49)	Chief Financial Officer and Treasurer	Since 1996	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Administrative Officer, Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, Treasurer and Director, EquiTrust Investment Management Services, Inc., and other affiliates of the foregoing; President, Treasurer and Director, FBL Leasing Services, Inc.; Chief Executive Officer, Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Chief Financial Officer and Treasurer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.

Dennis M. Marker (54)	Chief Executive Officer	Since 1982	Vice President-Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Chief Compliance Officer, Vice President-Investment Administration and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.; Vice President and Director, FBL Leasing Services, Inc.

Stephen M. Morain (60)	Senior Vice President and General Counsel	Since 1982	General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President and General Counsel, FBL Financial Group, Inc. and other affiliates of the foregoing; Senior Vice President, General Counsel and Manager, EquiTrust Marketing Services, LLC; Senior Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
JoAnn Rumelhart (52)	Executive Vice President	Since 2000	Executive Vice President, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, EquiTrust Life Insurance Company; Executive Vice President and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and Manager, EquiTrust Marketing Services, LLC; Executive Vice President, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.

John M. Paule (49)	Chief Marketing Officer	Since 2000	Chief Marketing Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; ExecutiveVice President, EquiTrust Life Insurance Company; Chief Marketing Officer and Director, EquiTrust Investment Management Services, Inc.; Chief Marketing Officer and Manager, EquiTrust Marketing Services, LLC.

Lou Ann Sandburg (57)	Vice President-Investments and Assistant Treasurer	Since 1999	Vice President-Investments and Assistant Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Compliance Officer, Vice President-Investments, Assistant Treasurer and Director, EquiTrust Investment Management Services, Inc.; Vice President, Assistant Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, FBL Financial Services, Inc. and other affiliates of the foregoing; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Secretary and Director, FBL Real Estate Ventures, Ltd.

Kristi Rojohn (42)	Chief Compliance Officer, Investment Compliance Vice President And Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Variable Insurance Series Fund and EquiTrust Series Fund, Inc.; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Rob Ruisch (38)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Karen Garza (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Rebecca L. Howe (51)	Assistant Secretary	Since 2003	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Jennifer Morgan (34)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Jodi Winslow (30)	Assistant Secretary	Since 2004	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.

Non-Interested Persons

Erwin H. Johnson (62) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta.	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Kenneth Kay (62) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Steven W. Plate (49) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	13

James D. Wallace (50) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, Guide One Insurance and various subsidiaries; former President and CEO, National Travelers Life Company and various subsidiaries.	13

Erlin J. Weness (61) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator – Farm Management, University of Minnesota.	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota) and First Rushmore Bancorporation (Worthington, Minnesota)

1  Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.

2  All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Messrs. Lang and Oddy are interested directors of the Fund by virtue of their positions with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 AM to 4:30 PM.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Series Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund's officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $8,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors' meeting of the EquiTrust Mutual Funds attended. A fee of $500 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board meeting attended. For the fiscal year ended July 31, 2005, the Fund paid directors' fees totaling $22,573.

Information on Proxy Voting:

EquiTrust Money Market Fund, Inc. (the "Fund") invests exclusively in non-voting securities. The Fund's proxy voting record for the most recent 12-month period ended June 30, 2005 is available, without charge, by calling 1-877-860-2904 or by accessing the SEC's website at http://www.sec.gov.

Form N-Q Disclosure:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2.                                   Code of Ethics.

(a)                      The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3.                                   Audit Committee Financial Expert.

(a)                      (1)   The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2)  The audit committee financial expert is James D. Wallace.  Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.                                   Principal Accountant Fees and Services.

(a)                    Audit Fees:  For the Fund’s fiscal years ended July 31, 2004 and July 31, 2005, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $12,000 and $13,400, respectively.

(b)                   Audit-Related Fees: There were no audit-related expenses for the fiscal years ended July 31, 2004 or July 31, 2005.

(c)                    Tax Fees:                      None.

(d)                   All Other Fees: For the Fund’s fiscal years ended July 31, 2004 and July 31, 2005, the aggregate fees billed by the Fund’s principal accountant included research and consultation fees for EquiTrust Series Fund, Inc. related to miscellaneous accounting matters; fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for audits performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund.  The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2004	July 31, 2005
Research and consultation fees billed to EquiTrust Series Fund, Inc. for miscellaneous accounting matters	$3,250	none

Audit and audit-related fees billed to EquiTrust Series Fund, Inc. and EquiTrust Variable Insurance Series Fund	$102,200	$113,108

Audit fees billed to EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$33,000	$47,200

(e)                    (1)          On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.                                RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

C.            Independent registered public accounting firm

2.               Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm.  Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.               bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.              financial information systems design and implementation;

c.               appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.              actuarial services;

e.               internal audit outsourcing services;

f.                 management functions or human resources;

g.              broker or dealer, investment adviser, or investment banking services;

h.              legal services and expert services unrelated to the audit; and

i.                  any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.               Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”(1) of the

(1)               “Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•                  The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000.  Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval.  In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•                  Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)          the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)         the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)          such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•                  Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)          the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)         the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)          such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

(e)                      (2)          Not applicable.

(f)                      Not applicable.

(g)                     Aggregate Non-Audit Fees: For the Fund’s fiscal year ended July 31, 2004, the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $3,250. The fees billed were research and consultation fees for miscellaneous accounting matters.  There were no aggregate non-audit fees for the fiscal year ended July 31, 2005.

(h)                     The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5.                                   Audit Committee of Listed Registrant.

Not applicable.

Item 6.                                   Schedule of Investments.

See Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.                          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this Item.

Item 11.                          Controls and Procedures

(a)                    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                   There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                            Exhibits.

(a)(1)	See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 9/20/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: 9/20/2005

By:	/s/ James W. Noyce
Name: James W. Noyce
Title: Chief Financial Officer
Date: 9/21/2005